Significant accounting policies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Bitcoin mining revenue [Abstract]
Bitcoin on hand	$ 0	$ 0	$ 0	$ 0
Going concern [Abstract]
Loss after income tax	(5,228)	$ (143,954)	(10,527)	(161,894)
Net operating cash (outflows) inflows			21,246	$ (6,263)
Net current assets	76,843		76,843		$ 65,229
Net assets	$ 381,848		$ 381,848		$ 305,361
Minimum [Member]
Going concern [Abstract]
Period to adequate cash reserves to enable to meet its obligations from date of approval			1 year